Significant Accounting Policies (Details)	Dec. 31, 2012
Minibars and production equipment [Member]
Summary of depreciation annual rates of estimated useful lives of property and equipment
Percentage of depreciation computed using straight-line method over estimated useful lives	10.00%
Computers and electronic equipment [Member] | Maximum [Member]
Summary of depreciation annual rates of estimated useful lives of property and equipment
Percentage of depreciation computed using straight-line method over estimated useful lives	33.00%
Computers and electronic equipment [Member] | Minimum [Member]
Summary of depreciation annual rates of estimated useful lives of property and equipment
Percentage of depreciation computed using straight-line method over estimated useful lives	15.00%
Office furniture and equipment [Member]
Summary of depreciation annual rates of estimated useful lives of property and equipment
Percentage of depreciation computed using straight-line method over estimated useful lives	7.00%